CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (128,949)	$ 2,243,325	$ (192,434)	$ (479,939)	$ (76,188)	$ (236,049)	$ (172,553)	$ (282,129)	$ (140,748)	$ 1,494,764	$ (831,479)
Defined benefit pension plans:
Unrecognized actuarial gain (loss)	4,551				0					(18,632)	3,452
Applicable income taxes	(1,228)				0					7,441	(1,381)
Unrecognized gain (loss) arising during period, net of income taxes	3,323				0					(11,191)	2,071
Curtailment loss, net of settlement losses of $1,845 for 2017 included in net periodic benefit cost	606				0					(1,350)	(154)
Applicable income taxes	(164)				0					540	62
Curtailment loss, net of settlement losses included in net periodic benefit cost, net of income taxes	442				0					(810)	(92)
Other comprehensive gain (loss)	3,765				0					(12,001)	1,979
Comprehensive income (loss)	(125,184)				(76,188)					1,482,763	(829,500)
Comprehensive income attributable to noncontrolling interests	(2)				(237)					(1,587)	(551)
Comprehensive Income (loss) attributable to Altice USA, Inc. stockholders	$ (125,186)				$ (76,425)					$ 1,481,176	$ (830,051)